Financial instruments and fair values - Narrative (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
The Revolving Facility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of debt outstanding	$ 0	$ 8,713
Term Loan
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of debt outstanding	$ 146,649	$ 151,581